Label	Element	Value
Invesco Gold & Special Minerals Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Gold & Special Minerals Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
As part of its process for identifying investment opportunities, the portfolio managers primarily rely on evaluations of a company's fundamentals, scoring companies in the gold, metals and minerals, and mining universe using a systematic and proprietary process. Using financial statements and other relevant sources of data, the portfolio managers evaluate the relative attractiveness of stocks based on multiple metrics, including valuation, business and stock price trends, and quality of management. To arrive at buy and sell decisions, portfolio managers consider the growth trends and the valuation of the stocks of particular companies.
In addition to investing in derivative instruments through the Subsidiary, the Fund may also invest directly in derivative instruments, including options. The Fund may use options for liquidity, hedging and investment purposes. Up to 25% of the Fund’s total assets can be subject to call options the Fund sells. However, the Fund will not write or purchase any call option that will cause the value of the Fund’s calls on a particular security to exceed 3% of the Fund’s total assets. The Fund may also use equity-linked notes to obtain exposure to gold or other precious metals/minerals mining companies and options thereon. ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more reference securities (such as a single stock, ETF, or an index or basket of securities (underlying securities)) and a related derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The options within the ELNs in which the Fund invests will generally have covered call and/or cash secured put strategies embedded within them. When the Fund purchases an ELN from the issuing counterparty, the Fund is generally entitled to receive a premium generated by options positions within the ELN. Therefore, the ELNs are intended to provide recurring cash flow to and reduce the overall volatility of the Fund based on the premiums received from selling the options. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of the underlying securities to the exercise price of the call option (plus the premium received).

Invesco Gold & Special Minerals Fund | Equity Linked Notes Risk [Member]
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Equity Linked Notes Risk. Investments in ELNs are susceptible to the risks of their underlying securities or index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the underlying securities or index move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An ELN investment is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund may not be repaid the principal amount of, or income from, its investment. ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities or index, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities or index. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities or index. ELNs may also be less liquid than more traditional investments and the Fund may be unable to sell ELNs at a desirable time or price. Further, the price of ELNs may not correlate with the underlying securities, index or a fixed income investment. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities or index directly. By attaining this investment exposure synthetically through an ELN, rather than directly, 100% of the yield arising from the ELN’s stated coupon is treated as ordinary income for U.S. federal income tax purposes. Conversely, the U.S. federal income tax consequences of attaining the investment exposure directly ordinarily will give rise to capital gains.

Invesco Gold & Special Minerals Fund | Systematic Strategies Risk [Member]
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Systematic Strategies Risk. Systematic strategies are based upon many factors that measure individual securities relative to each other. Systematic strategies may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the systematic strategies. The factors used in systematic strategies may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.